Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	FactorShares Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Oct. 16, 2015
Document Effective Date	Oct. 17, 2015
Prospectus Date	Oct. 17, 2015
Tierra XP Latin America Real Estate ETF | Tierra XP Latin America Real Estate ETF
Prospectus:
Trading Symbol	LARE